Long-term investments, net	6 Months Ended
Mar. 31, 2026
Long-term investments, net
Long-term investments, net

Note 8 — Long-term investments, net

Long-term investments of the Company relate to investment of RMB50 million (approximately $7.1 million) in Shanghai Zhong Jian Yiting Medical Health Technology Partnership (“Partnership”) as a Limited Partner (“LP”) with a third party, Zhong Jian (Lishui) Business Management Co., Ltd., who is a General Partner (“GP”) or the executive partner in the Partnership and GP has decision-making authority in significant financial and operating decisions of the Partnership, and investment of RMB1 million (approximately $0.1 million) in 10% equity of Zhejiang Yili Yuncang Technology Group Co., Ltd

Long-term investments, net of impairment, are as follows:

	As of	As of
	March 31,	September 30,
	2026	2025
	(unaudited)	(audited)
Long-term investments	$7,393,447	$7,163,928
Less: impairment	(7,393,447)	(231,524)
Total	-	$6,932,404

An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary. As of March 31, 2026 and September 30, 2025, impairment for long-term investments was $7,393,447 which includes foreign exchange translation of $ 117,807 and $231,524, respectively.